Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form S-4/A, and determined that there have not been any events that have occurred that would require adjustments to, or disclosures in, the consolidated financial statements except for the following disclosures:
SRP Amendment
On November 7, 2016, the board of directors of the Company determined to amend the Company’s existing SRP to provide that for purposes of the SRP, shares received from the Company in exchange for shares of RCA pursuant to the Merger, if the Merger is completed, will be deemed to have been acquired from the Company on the date that the holder acquired the shares of RCA, provided the holder of RCA shares purchased the RCA shares from RCA or received their shares from RCA (directly or indirectly) through one or more non-cash transactions and any holding period under the SRP shall be deemed to include the period that shares of RCA were held by the holder.

Note 17 — Subsequent Events
The Company has evaluated subsequent events through the filing of this Annual Report on Form 10-K, and determined that there have not been any events that have occurred that would require adjustments to, or disclosures in, the consolidated financial statements except for the following disclosures:
Sponsor Transaction
In January 2016, AR Global Investments, LLC became the successor business to AR Capital, LLC and became the Company's current Sponsor.
RCS Capital Corporation Bankruptcy
RCS Capital Corporation, the parent company of the Former Dealer Manager and certain of its affiliates that provided the Company with services, filed for Chapter 11 bankruptcy protection in January 2016, prior to which it was also under common control with the Sponsor.
American National Stock Transfer, LLC Termination
On February 10, 2016, the Sponsor received written notice from ANST, the Company's transfer agent and an affiliate of the Company's Former Dealer Manager, that it would wind down operations by the end of the month. ANST withdrew as the transfer agent effective February 29, 2016.
On February 26, 2016, the Company entered into a definitive agreement with DST Systems, Inc., its previous provider of sub-transfer agency services, to  provide the Company directly with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services).
Amended and Restated SRP
In January 2016, the Company's board of directors unanimously approved the Current SRP, effective February 28, 2016, which supersedes and replaces the Second SRP. Under the Current SRP, the Company may repurchase shares on a semiannual basis, at each six-month period ending June 30 and December 31.
Under the Current SRP, the repurchase price per share for requests other than for death or disability will be as follows:

•	after one year from the purchase date — 92.5% of the Estimated Per-Share NAV;

•	after two years from the purchase date — 95.0% of the Estimated Per-Share NAV;

•	after three years from the purchase date — 97.5% of the Estimated Per-Share NAV; and

•	after four years from the purchase date — 100.0% of the Estimated Per-Share NAV.
In the case of requests for death or disability, the repurchase price per share will be equal to the Estimated Per-Share NAV at the time of repurchase.
Under the Current SRP, repurchases at each semi-annual period will be limited to a maximum of 2.5% of the weighted average number of shares of common stock outstanding during the previous fiscal year, with a maximum for any fiscal year of 5.0% of the weighted average number of shares of common stock outstanding during the previous fiscal year. Repurchases pursuant to the Current SRP for any given semiannual period will be funded from proceeds received during that same semiannual period through the issuance of common stock pursuant to any DRIP in effect from time to time, as well as any reservation of funds the Board may, in its sole discretion, make available for this purpose.
Acquisitions
The following table presents certain information about the properties that the Company acquired from January 1, 2016 to March 15, 2016:

(Dollar amounts in thousands)	Number of Properties	Base Purchase Price (1)
Total portfolio as of December 31, 2015	463	$2,169,308
Acquisitions	4	34,410
Total portfolio as of March 15, 2016	467	$2,203,718
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(1) Contract purchase price, excluding acquisition related costs.
Sales of Commercial Mortgage Loans
In January 2016, the Company sold two of its commercial mortgage loans, both of which were held for sale as of December 31, 2015, for $56.9 million.